Initial Public Offering (Details Narrative) - Willow Lane Acquisition Corp [Member]	Nov. 12, 2024 $ / shares shares
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Shares new issues | shares	12,650,000
Initial public offering description	Each Unit consists of one Class A Ordinary Share and one-half of one redeemable Public Warrant. Each whole Public Warrant entitles the holder to purchase one Class A Ordinary Share at a price of $11.50 per share, subject to adjustment. Each Public Warrant will become exercisable 30 days after the completion of the initial Business Combination and will expire five years after the completion of the initial Business Combination, or earlier upon redemption or liquidation.
IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Share price | $ / shares	$ 11.50
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Shares exercise of the over allotment option | shares	1,650,000
Share price | $ / shares	$ 10.00